CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
From unrelated party	$ 93,758,058	$ 115,898,892	$ 386,858,763	$ 404,417,179	$ 600,465,272	$ 454,868,809
From related party	1,057,131	2,861,763	4,219,045	6,358,114	7,573,098	20,153,720
Revenues	94,815,189	118,760,655	391,077,808	410,775,293	608,038,370	475,022,529
Cost of revenue	(93,041,038)	(115,899,850)	(378,987,459)	(400,408,290)	(589,318,547)	(456,446,007)
Gross profit	1,774,151	2,860,805	12,090,349	10,367,003	18,719,823	18,576,522
Impairment on inventory valuation	0	(674,282)	0	(674,282)
General and administrative expenses	(610,521)	(133,552)	(2,118,953)	(1,243,942)	(1,603,272)	(2,408,214)
Selling expense	0	0	(400,741)	(5,599)
Other operation expenses	(993,193)	0	(1,493,530)	0
Income from operations	170,437	2,052,971	8,077,125	8,443,180	17,116,551	16,168,308
Interest income	94,448	2,078	99,203	5,332	8,619	5,047
Interest expense	(424,281)	(748,113)	(1,312,671)	(2,148,980)	(2,382,054)	(876,492)
Other income/(expenses)	(2,442)	(1,935)	11,541	(11,340)	(39,008)	(9,598)
Total other income and expenses	(332,275)	(747,970)	(1,201,927)	(2,154,988)	(2,412,443)	(881,043)
Income before income taxes	(161,838)	1,305,001	6,875,198	6,288,192	14,704,108	15,287,265
Income tax expense	(22,697)	(325,853)	(1,997,573)	(1,608,807)	(3,509,860)	(3,951,602)
Net income/(Loss)	(184,535)	979,148	4,877,625	4,679,385	11,194,248	11,335,663
Net Income per share - basic and diluted					$ 1.12	$ 1.14
Earnings/(Loss) per share - basic	$ (0.02)	$ 0.10	$ 0.45	$ 0.47
Earnings/(Loss) per share - diluted	$ (0.02)	$ 0.10	$ 0.44	$ 0.47
Weighted average shares outstanding - basic and diluted					10,001,401	9,965,068
Weighted average shares outstanding - basic	12,105,421	10,000,000	10,936,830	10,000,000
Weighted average shares outstanding - diluted	12,105,421	10,000,000	10,985,783	10,000,000
Net income/(loss)	(184,535)	979,148	4,877,625	4,679,385	11,194,248	11,335,663
Other comprehensive income/(loss)	(119,447)	468,874	282,798	1,536,979	1,953,352	1,359,726
Comprehensive income/(loss)	$ (303,982)	$ 1,448,022	$ 5,160,423	$ 6,216,364	$ 13,147,600	$ 12,695,389